Financial Liabilities (Tables)	12 Months Ended
Dec. 31, 2022
Financial Liabilities
Schedule of financial liabilities

		Thousands of Euros
Financial liabilities	Reference	31/12/2022	31/12/2021
Non-current bonds	(a)	4,638,444	2,577,465
Senior secured debt	(b)	3,419,058	3,296,025
Other loans	(b)	336,530	480,836
Other non-current financial liabilities	(c)	887,707	838,826
Non-current financial derivatives	Note 29	4,003	—
Non-current lease liabilities	Note 8	914,588	825,157
Loan transaction costs		(239,768)	(249,359)
Total non-current financial liabilities		9,960,562	7,768,950

Current bonds	(a)	150,512	2,270,474
Senior secured debt	(b)	8,904	—
Other loans	(b)	477,065	165,139
Other current financial liabilities	(c)	113,680	43,234
Current financial derivatives	Note 29	733	875
Current lease liabilities	Note 8	102,356	48,567
Loan transaction costs		(57,564)	(89,998)
Total current financial liabilities		795,686	2,438,291

Schedule of detail of Senior Notes

Detail of Senior Notes at 31 December 2022 are as follows:

	Thousands of Euros
	Issue date	Company	Nominal value	Currency	Annual coupon	Maturity
	18/04/2017	Grifols, S.A.	1,000,000	Euros	3.20%	2025
Unsecured senior notes	05/10/2021	Grifols Escrow Issuer S.A.	1,400,000	Euros	3.875%	2028
	05/10/2021	Grifols Escrow Issuer S.A.	705,000	US dollar	4.750%	2028

Secured senior notes	15/11/2019	Grifols, S.A.	770,000	Euros	2.25%	2027
	15/11/2019	Grifols, S.A.	905,000	Euros	1.625%	2025

Schedule of details of movement in Senior Notes

	Thousands of Euros
	Opening
	outstanding balance		Exchange	Closing outstanding
	01/01/2022	Cancellation	differences	balance 31/12/22
Senior unsecured corporate notes 2017	1,000,000	—	—	1,000,000
Senior secured corporate notes 2019	1,675,000	(97,535)	—	1,577,465
Senior unsecured corporate notes Euros 2021	1,400,000	—	—	1,400,000
Senior unsecured corporate notes US Dollars 2021	622,462	—	38,517	660,979
	4,697,462	(97,535)	38,517	4,638,444

	Thousands of Euros
	Opening			Closing
	outstanding balance		Exchange	outstanding balance
	01/01/21	Issue	differences	31/12/21
Senior unsecured corporate notes 2017	1,000,000	—	—	1,000,000
Senior secured corporate notes 2019	1,675,000	—	—	1,675,000
Senior unsecured corporate notes Euros 2021	—	1,400,000	—	1,400,000
Senior unsecured corporate notes US Dollars 2021	—	598,970	23,492	622,462
	2,675,000	1,998,970	23,492	4,697,462

Schedule of current obligation captions including issue of bearer promissory notes to Group employees

	Thousands of Euros
	31/12/2022	31/12/2021
Issue date	04/05/2022	04/05/2021
Maturity date	04/05/2023	04/05/2022
Nominal amount of promissory notes (Euros)	3,000	3,000
Interest rate	3.00%	2.50%
Promissory Notes subscribed	12,054	119,325
Buy-backs or redemptions	(1,938)	(1,740)
Interest pending accrual	(1,176)	(975)

Schedule of details of loans and borrowings

					Thousands of Euros
					31/12/2022		31/12/2021
					Amount	Carrying	Amount	Carrying
Credit	Currency	Interest rate	Date awarded	Maturity date	extended	amount	extended	amount
Senior debt - Tranche B	Euros	Euribor + 2.25%	15/11/2019	15/11/2027	1,360,000	1,255,285	1,360,000	1,258,554
Senior debt - Tranche B	US Dollars	Libor + 2.00%	15/11/2019	15/11/2027	2,343,896	2,163,773	2,227,171	2,037,471
Total senior debt					3,703,896	3,419,058	3,587,171	3,296,025

EIB Loan	Euros	2.40%	20/11/2015	20/11/2025	100,000	21,250	100,000	31,875
EIB Loan	Euros	2.02%	22/12/2017	22/12/2027	85,000	42,500	85,000	53,125
EIB Loan	Euros	2.15%	25/09/2018	25/09/2028	85,000	53,125	85,000	63,750
Total EIB Loan					270,000	116,875	270,000	148,750

Revolving Credit	US Dollars	Libor + 1.5%	15/11/2019	15/11/2025	937,559	—	882,924	330,000
Total Revolving Credit					937,559	—	882,924	330,000

Other non-current loans	Euros	1.76% - Euribor+ 6.70%			235,000	219,655	10,000	2,086
Loan transaction costs					—	(163,476)	—	(197,703)
Non-current loans and borrowings					5,146,455	3,592,112	4,750,095	3,579,158

					Thousands of Euros
					31/12/2022		31/12/2021
Credit	Currency	Interest rate	Date awarded	Maturity date	Amount extended	Carrying amount	Amount extended	Carrying amount
Senior debt - Tranche B	Euros	Euribor + 2.25%	15/11/2019	15/11/2027	(*)	3,269	(*)	—
Senior debt - Tranche B	US Dollars	Libor + 2.00%	15/11/2019	15/11/2027	(*)	5,635	(*)	—
Total senior debt					—	8,904	—	—

EIB Loan	Euros	2.40%	20/11/2015	20/11/2025	(*)	10,625	(*)	10,625
EIB Loan	Euros	2.02%	22/12/2017	22/12/2027	(*)	21,250	(*)	21,250
Total EIB Loan					—	31,875	—	31,875
Other current loans		0.10% - 3.75%			481,163	445,190	211,901	133,265
Loan transaction costs					—	(36,559)	—	(37,245)
Current loans and borrowings					481,163	449,410	211,901	127,895

(*) See amount granted under non-current debt

Schedule of senior secured debt by maturity

Details of Tranche B by maturity at 31 December 2022 are as follows:

	US Tranche B			Tranche B in Euros
		Principal in Thousands	Principal in		Principal in Thousands of
	Currency	of US Dollars	Thousands of Euros	Currency	Euros
Maturity
2023	US Dollars	6,015	5,635	Euros	3,269
2024	US Dollars	24,058	22,557	Euros	13,076
2025	US Dollars	24,058	22,557	Euros	13,076
2026	US Dollars	24,058	22,557	Euros	13,076
2027	US Dollars	2,235,700	2,096,101	Euros	1,216,058
Total	US Dollars	2,313,889	2,169,407	Euros	1,258,555

Schedule of movement in the revolving credit facility

	Thousands of Euros
	31/12/2022	31/12/2021
Drawn opening balance	330,000	—
Drawdowns	591,537	829,636
Repayments	(916,958)	(525,979)
Translation differences	(4,579)	26,343
Drawn closing balance	—	330,000

Schedule of details of other financial liabilities

		Thousands of Euros
Other financial liabilities	Reference	31/12/2022	31/12/2021
Non-current debt with GIC (sovereign wealth fund in Singapore)	(i)	833,664	829,937
Non-current preferential loans		4,943	7,029
Other non-current financial liabilities	(iii)	49,100	1,860
Total other non-current financial liabilities		887,707	838,826

Current debt with GIC (sovereign wealth fund in Singapore)	(i)	86,284	—
Current preferential loans		1,633	2,607
Outstanding payments of acquisitions	(ii)	—	39,075
Other current financial liabilities	(iii)	25,763	1,552
Total other current financial liabilities		113,680	43,234

Schedule of details of maturity of other financial liabilities

	Thousands of Euros
	31/12/2022	31/12/2021
Maturity at:
Up to one year	113,680	43,234
Two years	54,506	88,144
Three years	50,086	88,947
Four years	50,408	89,027
Five years	49,483	88,871
Over five years	683,224	483,837
	1,001,387	882,060

Schedule of changes in liabilities derived from financing activities

	Thousands of Euros
			Senior Secured
			debt & Other	Finance lease	Other financial
	Reference	Bonds	loans	liabilities	liabilities	Total
Carrying amount at 1 January 2020		2,677,202	3,687,739	740,690	101,749	7,207,380
New financing		116,352	—	—	—	116,352
Refunds		(105,564)	(66,047)	(79,037)	(22,681)	(273,329)
Interest accrued		81,880	124,840	35,084	2,073	243,877
Other movements		—	(10,468)	88,867	4,837	83,236
Interest paid/received		(60,355)	(95,433)	—	—	(155,788)
Business combinations	Note 3	—	—	—	34,778	34,778
Foreign exchange differences		—	(172,246)	(52,105)	(5,443)	(229,794)
Balance at 31 December 2020		2,709,515	3,468,385	733,499	115,313	7,026,712
New financing		2,126,979	329,555	—	829,937	3,286,471
Refunds		(114,480)	(266,659)	(82,692)	(3,507)	(467,338)
Interest accrued		100,948	130,327	35,786	2,165	269,226
Other movements		(33,920)	5,445	135,697	729	107,951
Interest paid/received		(64,031)	(91,089)	—	—	(155,120)
Business combinations	Note 3	—	—	—	(64,749)	(64,749)
Foreign exchange differences		18,523	131,084	51,434	3,047	204,088
Balance at December 31, 2021		4,743,534	3,707,048	873,724	882,935	10,207,241
New financing		112,557	990,537	—	16,448	1,119,542
Refunds		(217,058)	(944,386)	(104,287)	(15,685)	(1,281,416)
Interest accrued		176,317	206,901	43,640	84,586	511,444
Other movements		744	(744)	123,792	—	123,792
Interest paid/received		(150,595)	(156,461)	—	(43,331)	(350,387)
Business combinations	Note 3	(1,804)	121,597	30,290	31,016	181,099
Foreign exchange differences		27,965	117,029	49,785	50,154	244,933
Balance at 31 December 2022		4,691,660	4,041,521	1,016,944	1,006,123	10,756,248